Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

November 30, 2020

HOU-QTLY-0121
1.810672.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Building Products - 18.0%
Building Products - 18.0%
Allegion PLC	63,631	$7,256,479
Carrier Global Corp.	122,500	4,663,575
Fortune Brands Home & Security, Inc.	32,687	2,729,365
Johnson Controls International PLC	415,951	19,150,384
Masonite International Corp. (a)	35,800	3,581,790
Resideo Technologies, Inc. (a)	190,200	3,516,798
Simpson Manufacturing Co. Ltd.	33,000	3,032,700
The AZEK Co., Inc.	91,000	3,250,520
Trane Technologies PLC	55,000	8,043,200
UFP Industries, Inc.	79,407	4,260,186
		59,484,997
Construction & Engineering - 7.6%
Construction & Engineering - 7.6%
Comfort Systems U.S.A., Inc.	64,729	3,261,694
Construction Partners, Inc. Class A (a)	63,107	1,659,714
Dycom Industries, Inc. (a)	40,354	2,536,652
EMCOR Group, Inc.	55,670	4,797,641
Granite Construction, Inc.	51,318	1,263,449
Quanta Services, Inc.	75,299	5,145,934
Willscot Mobile Mini Holdings (a)	305,350	6,568,079
		25,233,163
Construction Materials - 4.9%
Construction Materials - 4.9%
Forterra, Inc. (a)	66,880	1,240,624
Summit Materials, Inc. (a)	200,214	3,804,066
Vulcan Materials Co.	79,276	11,070,893
		16,115,583
Electrical Equipment - 1.1%
Electrical Components & Equipment - 1.1%
Atkore International Group, Inc. (a)	92,101	3,590,097
Equity Real Estate Investment Trusts (REITs) - 18.3%
Health Care REITs - 2.0%
Welltower, Inc.	106,800	6,726,264
Hotel & Resort REITs - 0.7%
MGM Growth Properties LLC	76,616	2,342,151
Residential REITs - 14.1%
Equity Residential (SBI)	526,900	30,518,048
Essex Property Trust, Inc.	33,172	8,156,331
Invitation Homes, Inc.	281,100	8,033,838
		46,708,217
Specialized REITs - 1.5%
CyrusOne, Inc.	40,215	2,811,431
Lamar Advertising Co. Class A	27,400	2,181,314
		4,992,745

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		60,769,377

Household Durables - 11.9%
Homebuilding - 11.9%
Blu Investments LLC (b)(c)	11,990,913	3,717
D.R. Horton, Inc.	88,256	6,575,072
NVR, Inc. (a)	2,099	8,390,081
PulteGroup, Inc.	187,685	8,188,697
Skyline Champion Corp. (a)	41,113	1,263,402
Taylor Morrison Home Corp. (a)	146,600	3,706,048
Toll Brothers, Inc.	194,500	9,209,575
TopBuild Corp. (a)	11,858	2,066,019
		39,402,611
Paper & Forest Products - 0.5%
Forest Products - 0.5%
Louisiana-Pacific Corp.	47,141	1,613,636
Real Estate Management & Development - 2.8%
Diversified Real Estate Activities - 0.8%
The RMR Group, Inc.	68,728	2,545,685
Real Estate Development - 1.0%
Howard Hughes Corp. (a)	44,600	3,243,758
Real Estate Services - 1.0%
Cushman & Wakefield PLC (a)	229,795	3,423,946

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,213,389

Specialty Retail - 31.4%
Home Improvement Retail - 31.4%
Lowe's Companies, Inc.	362,195	56,437,226
The Home Depot, Inc.	170,890	47,406,595
		103,843,821
Trading Companies & Distributors - 3.2%
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	78,903	2,871,280
BMC Stock Holdings, Inc. (a)	159,110	7,786,843
		10,658,123
TOTAL COMMON STOCKS
(Cost $191,634,644)		329,924,797

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09% (d)
(Cost $2,728,690)	2,728,145	2,728,690
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $194,363,334)		332,653,487
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,691,899)
NET ASSETS - 100%		$330,961,588

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Investments LLC	5/21/20	$20,739

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,852
Fidelity Securities Lending Cash Central Fund	1,657
Total	$3,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.